Financial instruments risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities
	Fair value through profit or loss		Amortized cost
	2023	2022	2023	2022
	NIS in thousands
Cash and cash equivalents	-	-	137,466	150,607
Financial assets at fair value through profit or loss	148,306	160,875	-	-
Trade and other receivables	-	-	170,543	170,794
Total financial assets	148,306	160,875	308,009	321,401

Financial liabilities:

	Amortized cost
	2023	2022
	NIS in thousands
Trade payables	21,622	24,842
Lease liabilities	2,206	3,478
Total financial liabilities	23,828	28,320

Schedule of Classification of Financial Instruments by Fair Value Hierarchy
	Level 1		Level 2		Level 3
	2023	2022	2023	2022	2023	2022
	NIS in thousands
Financial assets at fair value through profit or loss	102,163	116,762	-	-	46,143	44,113

Schedule of Reconciliation of Opening and Closing Fair Value
Financial assets at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2023	116,762	44,113
Purchases	18,054	-
Disposals	(36,220)	-
Gain (Loss)	3,567	2,030
December 31, 2023	102,163	46,143

Schedule of Exchange rate risk
	2023	2022
Net foreign currency financial assets/(liabilities)	NIS in thousands
US Dollars	20,363	26,939
EURO	(2,507)	(6,399)
Total net exposure	17,856	20,540

Schedule of Sensitivity Analysis
	US Dollars		EURO
	2023	2022	2023	2022
	NIS in thousands
10% increase	2,036	2,694	251	640
10% decrease	(2,036)	(2,694)	(251)	(640)